Fair Values (fair value of the Level 3 financial Liabilities) (Details) - Designated as Hedging Instrument [Member] CAD in Millions	12 Months Ended
Dec. 31, 2016 CAD
Derivative Financial Instruments, Liabilities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	CAD 277
Total realized and unrealized gains (losses) included in non-regulated operating revenues	112
Net transfers out of Level 3	0
Ending Balance	389
Regulated fuel for generation and purchased power [Member] | Derivative Financial Instruments, Liabilities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Increase (reduction) in benefit included in regulated and nonregulated fuel for generation and purchased power	0
Non-regulated fuel for generation and purchased power [Member] | Derivative Financial Instruments, Liabilities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Increase (reduction) in benefit included in regulated and nonregulated fuel for generation and purchased power	0
Regulatory Liabilities [Member] | Derivative Financial Instruments, Liabilities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Unrealized gains (losses) included in regulatory assets or liabilities	0
Regulatory Deferral Hedge [Member] | Physical natural gas purchases and sales [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	0
Total realized and unrealized gains (losses) included in non-regulated operating revenues	0
Net transfers out of Level 3	0
Ending Balance	0
Regulatory Deferral Hedge [Member] | Physical natural gas purchases and sales [Member] | Regulated fuel for generation and purchased power [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Increase (reduction) in benefit included in regulated and nonregulated fuel for generation and purchased power	0
Regulatory Deferral Hedge [Member] | Physical natural gas purchases and sales [Member] | Non-regulated fuel for generation and purchased power [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Increase (reduction) in benefit included in regulated and nonregulated fuel for generation and purchased power	0
Regulatory Deferral Hedge [Member] | Physical natural gas purchases and sales [Member] | Regulatory Liabilities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Unrealized gains (losses) included in regulatory assets or liabilities	0
Cash Flow Hedging And Held for Trading Hedge [Member] | Natural Gas [Member] | Derivative Financial Instruments, Liabilities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	279
Total realized and unrealized gains (losses) included in non-regulated operating revenues	110
Net transfers out of Level 3	0
Ending Balance	389
Cash Flow Hedging And Held for Trading Hedge [Member] | Natural Gas [Member] | Regulated fuel for generation and purchased power [Member] | Derivative Financial Instruments, Liabilities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Increase (reduction) in benefit included in regulated and nonregulated fuel for generation and purchased power	0
Cash Flow Hedging And Held for Trading Hedge [Member] | Natural Gas [Member] | Non-regulated fuel for generation and purchased power [Member] | Derivative Financial Instruments, Liabilities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Increase (reduction) in benefit included in regulated and nonregulated fuel for generation and purchased power	0
Cash Flow Hedging And Held for Trading Hedge [Member] | Natural Gas [Member] | Regulatory Liabilities [Member] | Derivative Financial Instruments, Liabilities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Unrealized gains (losses) included in regulatory assets or liabilities	0
Cash Flow Hedging And Held for Trading Hedge [Member] | Power [Member] | Derivative Financial Instruments, Liabilities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	(2)
Total realized and unrealized gains (losses) included in non-regulated operating revenues	2
Net transfers out of Level 3	0
Ending Balance	0
Cash Flow Hedging And Held for Trading Hedge [Member] | Power [Member] | Regulated fuel for generation and purchased power [Member] | Derivative Financial Instruments, Liabilities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Increase (reduction) in benefit included in regulated and nonregulated fuel for generation and purchased power	0
Cash Flow Hedging And Held for Trading Hedge [Member] | Power [Member] | Non-regulated fuel for generation and purchased power [Member] | Derivative Financial Instruments, Liabilities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Increase (reduction) in benefit included in regulated and nonregulated fuel for generation and purchased power	0
Cash Flow Hedging And Held for Trading Hedge [Member] | Power [Member] | Regulatory Liabilities [Member] | Derivative Financial Instruments, Liabilities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Unrealized gains (losses) included in regulatory assets or liabilities	CAD 0